Subsequent Events (Details)				12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 01, 2025 shares	Jan. 06, 2025 USD ($)	Dec. 31, 2024 USD ($) Consultants ADS $ / shares shares	Dec. 31, 2023 USD ($) shares
Subsequent Events [Line Items]
Fixed price				$ 6.0841
Percentage of conversion				85.00%
Bear interest				6.00%
Interest rate				18.00%
Convertible Loan (in Dollars) | $				$ 216,756
Convertible Loan III [Member]
Subsequent Events [Line Items]
Fixed price				$ 7.201
Conversion price				$ 0.05
Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued ordinary shares (in Shares) | shares
2023 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of consultants (in Consultants) | Consultants				3
2023 Share Incentive Plan [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Restricted stock unit (in Shares) | shares				685,620
Estimated fair value on grand date price per share				$ 1.58
Restricted Stock [Member]
Subsequent Events [Line Items]
Number of american depository shares (in ADS) | ADS				1
2025 Plan [Member]
Subsequent Events [Line Items]
Number of consultants (in Consultants) | Consultants				3
2025 Plan [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Restricted stock unit (in Shares) | shares				1,407,144
Estimated fair value on grand date price per share				$ 0.91
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars) | $			$ 4,295,000
Original issue discount aggregate amount (in Dollars) | $			342,840
Subsequent Event [Member] | Convertible Loan III [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars) | $			$ 4,637,840
Original issue discount rate			8.00%
Forecast [Member] | Convertible Loan III [Member]
Subsequent Events [Line Items]
Convertible Loan (in Dollars) | $	$ 1,067,671
Forecast [Member] | Investors III [Member]
Subsequent Events [Line Items]
Share issued ordinary shares (in Shares) | shares	3,182,901
Forecast [Member] | Investors III [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price	$ 0.67
Forecast [Member] | Investors III [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price	$ 1.43
Forecast [Member] | 2025 Plan [Member]
Subsequent Events [Line Items]
Share issued ordinary shares (in Shares) | shares		4,214,684
Percentage of ordinary shares issue and outstanding.		3.00%